Allowance for Loan Losses - Company's Analysis of Past Due Held-for-Investment Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 32,127	$ 29,122	$ 16,893
60-89 Days Past Due	17,061	2,842	12,710
90 Days Past Due	15,400	37,551	89,487
Total Past Due	64,588	69,515	119,090
Current	2,073,116	2,206,645	2,172,032
Total Financing Receivables	2,137,704	2,276,160	2,291,122
Loans 90 days past due and accruing			154
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	1,587,567	1,725,567	1,878,026
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	478,734	556,966	551,396
Commercial and Industrial [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	9,149	3,192	1,024
60-89 Days Past Due	2,726	797	4,600
90 Days Past Due	3,452	2,350	6,407
Total Past Due	15,327	6,339	12,031
Current	463,407	550,627	539,635
Total Financing Receivables	478,734	556,966	551,396
CRE Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	468,442	527,825	604,361
CRE Owner Occupied [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4,901	5,828	6,408
60-89 Days Past Due	5,865	223	1,176
90 Days Past Due	3,753	10,811	35,003
Total Past Due	14,519	16,862	42,587
Current	453,923	510,963	561,774
Total Financing Receivables	468,442	527,825	604,361
CRE Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	576,084	584,857	626,795
CRE Non-Owner Occupied [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	899	4,037	2,187
60-89 Days Past Due	4,661	1	481
90 Days Past Due	1,070	2,974	8,398
Total Past Due	6,630	7,012	15,566
Current	569,454	577,845	611,229
Total Financing Receivables	576,084	584,857	626,795
Land and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	64,306	55,919	95,474
Land and Development [Member] | Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		3,823	371
90 Days Past Due	2,512	12,139	32,088
Total Past Due	2,512	15,962	32,459
Current	61,794	39,957	63,015
Total Financing Receivables	64,306	55,919	95,474
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	188,478	207,720	224,517
Home Equity Lines of Credit [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3,030	2,296	2,001
60-89 Days Past Due	1,457	880	1,016
90 Days Past Due	2,324	2,518	3,182
Total Past Due	6,811	5,694	6,199
Current	181,667	202,026	218,318
Total Financing Receivables	188,478	207,720	224,517
Loans 90 days past due and accruing			138
Home Equity Term Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	25,279	30,842	41,470
Home Equity Term Loans [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,032	960	687
60-89 Days Past Due	223	340	145
90 Days Past Due	825	972	1,200
Total Past Due	2,080	2,272	2,032
Current	23,199	28,570	39,438
Total Financing Receivables	25,279	30,842	41,470
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	305,552	273,413	100,438
Residential Real Estate [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	12,776	8,387	3,324
60-89 Days Past Due	1,927	328	565
90 Days Past Due	1,086	5,288	2,307
Total Past Due	15,789	14,003	6,196
Current	289,763	259,410	94,242
Total Financing Receivables	305,552	273,413	100,438
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	30,829	38,618	46,671
Other [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	340	599	891
60-89 Days Past Due	202	273	227
90 Days Past Due	378	499	902
Total Past Due	920	1,371	2,020
Current	29,909	37,247	44,651
Total Financing Receivables	30,829	38,618	46,671
Loans 90 days past due and accruing			$ 16